Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
Advisory Research All Cap Value Fund (Prospectus Summary) | Advisory Research All Cap Value Fund | Advisory Research All Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADVGX
Advisory Research International All Cap Value Fund (Prospectus Summary) | Advisory Research International All Cap Value Fund | Advisory Research International All Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADVEX
Advisory Research International Small Cap Value Fund (Prospectus Summary) | Advisory Research International Small Cap Value Fund | Advisory Research International Small Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADVIX
Advisory Research Global Value Fund (Prospectus Summary) | Advisory Research Global Value Fund | Advisory Research Global Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADVWX